Loan and Lease Receivables - Additional Information (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts Notes And Loans Receivable [Line Items]
Total loans and leases	$ 2,214,956,000	$ 2,147,163,000	$ 1,343,816,000
Loans held for sale pledged as security for borrowings	530,300,000	507,200,000	545,300,000
U.S. Government Guaranteed Loans
Accounts Notes And Loans Receivable [Line Items]
Total loans and leases		332,900,000	2,600,000
Installment and Other
Accounts Notes And Loans Receivable [Line Items]
Total loans and leases	3,208,000	2,917,000	1,899,000
Overdraft deposits reclassified as loans	$ 483,000	$ 1,000,000	$ 1,100,000